Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Restricted Equity Investments

The Company’s restricted equity investments at December 31, 2016 and 2015 consisted of the following:

RESTRICTED EQUITY INVESTMENTS

December 31,	2016	2015
FRB stock	$9,568	$9,420
FHLBNY stock	6,075	6,165
Atlantic Central Bankers Bank stock	148	148
Total	$15,791	$15,733